Investment Securities (Reconciliation of Credit Related Impairment Charges ) (Details) - Available for sale investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 12,623	$ 11,806	$ 10,432
Impairment charges recognized during period	954	817	1,374
Balance at the end	$ 13,577	$ 12,623	$ 11,806